Financial risk - Credit concentrations for each significant class of financial asset (Details)	Sep. 30, 2021	Sep. 30, 2020
Trading securities and financial assets measured at FVIS
Fair value related to credit risk
Financial assets issued by financial institutions (as a percent)	42.00%	64.00%
Financial assets issued by government or semi-government authorities (as a percent)	53.00%	33.00%
Financial assets held in Australia (as a percent)	67.00%	79.00%
Investment securities
Fair value related to credit risk
Financial assets issued by financial institutions (as a percent)	18.00%	18.00%
Financial assets issued by government or semi-government authorities (as a percent)	81.00%	82.00%
Financial assets held in Australia (as a percent)	92.00%	92.00%
Derivative financial instruments
Fair value related to credit risk
Financial assets issued by financial institutions (as a percent)	78.00%	68.00%
Financial assets held in Australia (as a percent)	80.00%	76.00%
Parent Entity | Trading securities and financial assets measured at FVIS
Fair value related to credit risk
Financial assets issued by financial institutions (as a percent)	44.00%	67.00%
Financial assets issued by government or semi-government authorities (as a percent)	52.00%	31.00%
Financial assets held in Australia (as a percent)	74.00%	84.00%
Parent Entity | Investment securities
Fair value related to credit risk
Financial assets issued by financial institutions (as a percent)	19.00%	18.00%
Financial assets issued by government or semi-government authorities (as a percent)	81.00%	82.00%
Financial assets held in Australia (as a percent)	99.00%	98.00%
Parent Entity | Derivative financial instruments
Fair value related to credit risk
Financial assets issued by financial institutions (as a percent)	78.00%	68.00%
Financial assets held in Australia (as a percent)	81.00%	78.00%